Stockholders' Equity (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual dividend	0.00%	0.00%
Risk free interest rate, minimum	1.20%	1.50%
Risk free interest rate, maximum	2.20%	1.90%
Expected volatility, minimum	42.00%	47.70%
Expected volatility, maximum	49.80%	65.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years 3 months	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 3 months	6 years 3 months